EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended February 29, 2016

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	100.00%
From	01-Feb-16	16-Feb-16	15-Mar-16	Floating Allocation Percentage at Month-End	23.97%
To	29-Feb-16	15-Mar-16
Days	28

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	7/1/2017	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,111,140,000.00

Required Participation Amount	$1,111,140,000.00		Accumulation Account
Excess Receivables	$3,654,769,185.44		Beginning	-
			Payout	-
Total Collateral	4,765,909,185.44		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	529.55%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	28
	Total Pool		A1 LIBOR	0.430500%
Beginning Gross Principal Pool Balance	$5,181,411,768.52		A1 Applicable Margin	0.400000%
Total Principal Collections	$(1,779,906,109.44)			0.830500%
Investment in New Receivables	$1,905,132,876.01				1.07%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$0.00		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(535,415,956.60)			Actual	Per $1000
Less Servicing Adjustment	$(5,313,393.05)		Interest A1	355,269.44	0.36
Ending Balance	$4,765,909,185.44		Principal A1	-	$0.00

SAP for Next Period	100.00%				0.36

Average Receivable Balance	$4,704,121,627.58			Actual	Per $1000
Monthly Payment Rate	37.84%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	775,269.44	1.107528%
	Total Pool		Servicing Fee	$927,222.37
Total Interest Collections	$12,255,560.77		Excess Cash Flow	1,234,900.44
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$12,255,560.77
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-